Composition of Other Intangible Assets Net (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Lists (6 to 13 years)	Dec. 31, 2011 Customer Lists (6 to 13 years)	Dec. 31, 2012 Customer Lists (6 to 13 years) Minimum	Dec. 31, 2012 Customer Lists (6 to 13 years) Maximum	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years)	Dec. 31, 2011 Non-Network Internal-Use Software (3 To 7 Years)	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years) Minimum	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years) Maximum	Dec. 31, 2012 Other (2 To 25 Years)	Dec. 31, 2011 Other (2 To 25 Years)	Dec. 31, 2012 Other (2 To 25 Years) Minimum	Dec. 31, 2012 Other (2 To 25 Years) Maximum
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 14,773	$ 13,626	$ 3,556	$ 3,529			$ 10,415	$ 9,536			$ 802	$ 561
Accumulated Amortization	(8,840)	(7,748)	(2,338)	(2,052)			(6,210)	(5,487)			(292)	(209)
Net Amount	$ 5,933	$ 5,878	$ 1,218	$ 1,477			$ 4,205	$ 4,049			$ 510	$ 352
Useful life for finite-lived intangible assets, years					6 years	13 years			3 years	7 years			2 years	25 years